REVENUE AND DEFERRED REVENUES - Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivables	¥ 431,159	$ 60,727	¥ 682,103
Amounts due from related parties	61,098	$ 8,605	138,614
Deferred revenue	53,980		61,164
Refund liability (sales return)	9,855		6,932
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 35,385		¥ 138,614